                                                                               .
                                                                               .
                                                                               .

                                                                                                       ---------------------------
                                                                                                              OMB APPROVAL
                                                                                                       ---------------------------
                                                                                                            OMB Number: 3235-006
                                                                                                        Expires: February 28, 1994
                                                          UNITED STATES                                  Estimated average burden
                                                SECURITIES AND EXCHANGE COMMISSION                      hours per form . . . 24.60
                                                                                                       ---------------------------
                                                    WASHINGTON, D.C.  20549
                                                                                                       ---------------------------
                                                                                                               SEC USE ONLY
                                                                                                       ---------------------------
                                                          FORM 13F
                                                                                                       ---------------------------

                             INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
                      TO SECTION 13 (f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                               Report for the Calendar Year or Quarter Ended March 31st, 2003.
                                                                             -----------------

----------------------------------------------------------------------------------------------------------------------------------
                                         (Please read instructions before preparing form.)
----------------------------------------------------------------------------------------------------------------------------------

If amended report check here:  [  ]
Todd Investment Advisors,  Inc.
----------------------------------------------------------------------------------------------------------------------------------
Name of Institutional Investment Manager
3160 National City Tower, 101 South Fifth Street,       Louisville,              KY               40202
----------------------------------------------------------------------------------------------------------------------------------
Business Address               (Street)                  (City)                (State)            (Zip)
Bosworth M. Todd           (502) 585-3121               Chairman
----------------------------------------------------------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                                       ATTENTION
----------------------------------------------------------------------------------------------------------------------------------
                   INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
                                         SEE 18 U.S.C. 1001 AND 15 U.S.C. 78ff(a).
----------------------------------------------------------------------------------------------------------------------------------

   The institutional investment manager submitting this Form and its attachments and the person whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the  City of  Louisville  and State of  Kentucky  on the  28th  day of  April , 20  03.
                                                       ------------              ----------        ------        -------     ----

                                                                   TODD INVESTMENT ADVISORS,  INC.
                                                                   ----------------------------------------------------------------
                                                                             (Name of Institutional Investment Manager)


                                                                              Bosworth M. Todd
                                                                   ----------------------------------------------------------------
                                                                             (Manual Signature of Person Duly Authorized
                                                                                       to Submit This Report)

Name and 13F file number of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List is alphabetical order).

13F File Numbers will be assigned to Institutional Investment Manager after they file their first report.

Name:                                   13f file No.:           Name:                                    13f file No.:
-----------------------------------   ----------------------    -----------------------------------   ----------------------
1.  Todd Investment Advisors, Inc.        28-834                6.
-----------------------------------   ----------------------    -----------------------------------   ----------------------
2.                                                              7.
-----------------------------------   ----------------------    -----------------------------------   ----------------------
3.                                                              8.
-----------------------------------   ----------------------    -----------------------------------   ----------------------
4.                                                              9.
-----------------------------------   ----------------------    -----------------------------------   ----------------------
5.                                                              10.
-----------------------------------   ----------------------    -----------------------------------   ----------------------

FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:                                                                            0

FORM 13F INFORMATION TABLE ENTRY TOTAL:                                                                     126

FORM 13F INFORMATION TABLE VALUE TOTAL:                                                                 1597752

LIST OF OTHER INCLUDED MANAGERS:
NO.                                                          13F FILE NUMBER                      NAME

Page 1 of 9

                                                   FORM 13F

                                                                   Name of Reporting Manager Todd Investment Advisors
----------------------------------------------------------------------------------------------------------------------------------
                                                                                          Investment Discretion
                                Item 2:                   Item 4:      Item 5:     -----------------------------------
                                 Title        Item 3:      Fair       Shares of               (b) Shared-               Item 7:
           Item 1:                of           CUSIP       Market     Principal                As Defined  (c) Shared-  Managers
      Name of Issuer             Class        Number       Value       Amount      (a) Sole    in Inst. V   Other     See Inst. V
----------------------------------------------------------------------------------------------------------------------------------
3M CO                                       88579Y101       1299         9992
----------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABS                                 002824100       1100        29247
----------------------------------------------------------------------------------------------------------------------------------
AEGON N V                                   007924103        127        16793
----------------------------------------------------------------------------------------------------------------------------------
AGILENT TECHNOLOGIES INC                    00846U101       3595       273411
----------------------------------------------------------------------------------------------------------------------------------
ALLERGAN INC                                018490102        225         3300
----------------------------------------------------------------------------------------------------------------------------------
ALTRIA GROUP INC                            02209S103      21441       715662
----------------------------------------------------------------------------------------------------------------------------------
AMERICAN EXPRESS CO                         025816109        490        14744
----------------------------------------------------------------------------------------------------------------------------------
AMERICAN INTL GROUP INC                     026874107       8057       162933
----------------------------------------------------------------------------------------------------------------------------------
ANHEUSER BUSCH COS INC                      035229103      10310       221205
----------------------------------------------------------------------------------------------------------------------------------
APPLIED MATLS INC                           038222105       8306       660258
----------------------------------------------------------------------------------------------------------------------------------
ARCHSTONE SMITH TR                          039583109       4016       182900
----------------------------------------------------------------------------------------------------------------------------------
AUTOMATIC DATA PROCESSIN                    053015103       3385       109950
----------------------------------------------------------------------------------------------------------------------------------
AVON PRODS INC                              054303102        656        11500
----------------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA CORP                        060505104      80783      1208610
----------------------------------------------------------------------------------------------------------------------------------
BANK ONE CORP                               06423A103       1133        32735
----------------------------------------------------------------------------------------------------------------------------------
BELLSOUTH CORP                              079860102        785        36208
----------------------------------------------------------------------------------------------------------------------------------
BEST BUY INC                                086516101      21124       783230
----------------------------------------------------------------------------------------------------------------------------------


        (SEC USE ONLY)


--------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Item 8:
                                                                                         Voting Authority (Shares)
                                                                                ------------------------------------------------
          Item 1:
      Name of Issuer                                                            (a) Sole        (b) Shared         (c) None
--------------------------------------------------------------------------------------------------------------------------------
3M CO                                                                              5600                               4392
--------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABS                                                                        6165                              23082
--------------------------------------------------------------------------------------------------------------------------------
AEGON N V                                                                             0                              16793
--------------------------------------------------------------------------------------------------------------------------------
AGILENT TECHNOLOGIES INC                                                              0                             273411
--------------------------------------------------------------------------------------------------------------------------------
ALLERGAN INC                                                                          0                               3300
--------------------------------------------------------------------------------------------------------------------------------
ALTRIA GROUP INC                                                                 187812                             527850
--------------------------------------------------------------------------------------------------------------------------------
AMERICAN EXPRESS CO                                                               14744                                  0
--------------------------------------------------------------------------------------------------------------------------------
AMERICAN INTL GROUP INC                                                           12817                             150116
--------------------------------------------------------------------------------------------------------------------------------
ANHEUSER BUSCH COS INC                                                           205030                              16175
--------------------------------------------------------------------------------------------------------------------------------
APPLIED MATLS INC                                                                336098                             324160
--------------------------------------------------------------------------------------------------------------------------------
ARCHSTONE SMITH TR                                                               166350                              16550
--------------------------------------------------------------------------------------------------------------------------------
AUTOMATIC DATA PROCESSIN                                                           5900                             104050
--------------------------------------------------------------------------------------------------------------------------------
AVON PRODS INC                                                                     1500                              10000
--------------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA CORP                                                             326545                             882065
--------------------------------------------------------------------------------------------------------------------------------
BANK ONE CORP                                                                     14682                              18053
--------------------------------------------------------------------------------------------------------------------------------
BELLSOUTH CORP                                                                     4790                              31418
--------------------------------------------------------------------------------------------------------------------------------
BEST BUY INC                                                                     367380                             415850
--------------------------------------------------------------------------------------------------------------------------------

Page 2 of 9

                                                                                         FORM 13F

                                                                   Name of Reporting Manager Todd Investment Advisors
------------------------------------------------------------------------------------------------------------------------------------
                                                                                            Investment Discretion
                                Item 2:                   Item 4:      Item 5:       -----------------------------------
                                 Title        Item 3:      Fair       Shares of                 (b) Shared-               Item 7:
           Item 1:                of           CUSIP       Market     Principal                  As Defined  (c) Shared-  Managers
      Name of Issuer             Class        Number       Value       Amount        (a) Sole    in Inst. V   Other      See Inst. V
------------------------------------------------------------------------------------------------------------------------------------
                                                                       166832
------------------------------------------------------------------------------------------------------------------------------------
BLOCK H & R INC                             093671105      37062       868160
------------------------------------------------------------------------------------------------------------------------------------
BOEING CO                                   097023105        431        17200
------------------------------------------------------------------------------------------------------------------------------------
BOURBON BANCSHARES INC                      10180P105        235         8400
------------------------------------------------------------------------------------------------------------------------------------
BP PLC                                      055622104      31104       806020
------------------------------------------------------------------------------------------------------------------------------------
BRISTOL MYERS SQUIBB CO                     110122108      17533       829767
------------------------------------------------------------------------------------------------------------------------------------
BROWN FORMAN CL B                           115637209        423         5500
------------------------------------------------------------------------------------------------------------------------------------
BURLINGTON RES INC                          122014103        933        19554
------------------------------------------------------------------------------------------------------------------------------------
CARDINAL HEALTH INC                         14149Y108      23971       420769
------------------------------------------------------------------------------------------------------------------------------------
CHEVRONTEXACO CORP                          166764100      21123       326721
------------------------------------------------------------------------------------------------------------------------------------
CINCINNATI FINL CORP                        172062101        326         9300
------------------------------------------------------------------------------------------------------------------------------------
CISCO SYS INC                               17275R102      24342      1875312
------------------------------------------------------------------------------------------------------------------------------------
CITIGROUP INC                               172967101      37563      1090361
------------------------------------------------------------------------------------------------------------------------------------
COCA COLA CO                                191216100       7662       189281
------------------------------------------------------------------------------------------------------------------------------------
COLGATE PALMOLIVE CO                        194162103        294         5400
------------------------------------------------------------------------------------------------------------------------------------
COMPUTER ASSOC INTL INC                     204912109       4586       335750
------------------------------------------------------------------------------------------------------------------------------------
COMPUTER SCIENCES CORP                      205363104      21578       662915
------------------------------------------------------------------------------------------------------------------------------------

                                                                                      (SEC USE ONLY)



--------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Item 8:
                                                                                         Voting Authority (Shares)
                                                                                ------------------------------------------------
          Item 1:
      Name of Issuer                                                            (a) Sole        (b) Shared         (c) None
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
BLOCK H & R INC                                                                  253460                             614700
--------------------------------------------------------------------------------------------------------------------------------
BOEING CO                                                                         17200                                  0
--------------------------------------------------------------------------------------------------------------------------------
BOURBON BANCSHARES INC                                                                0                               8400
--------------------------------------------------------------------------------------------------------------------------------
BP PLC                                                                           386294                             419726
--------------------------------------------------------------------------------------------------------------------------------
BRISTOL MYERS SQUIBB CO                                                          282908                             546859
--------------------------------------------------------------------------------------------------------------------------------
BROWN FORMAN CL B                                                                   800                               4700
--------------------------------------------------------------------------------------------------------------------------------
BURLINGTON RES INC                                                                19554                                  0
--------------------------------------------------------------------------------------------------------------------------------
CARDINAL HEALTH INC                                                              196822                             223947
--------------------------------------------------------------------------------------------------------------------------------
CHEVRONTEXACO CORP                                                               124411                             202310
--------------------------------------------------------------------------------------------------------------------------------
CINCINNATI FINL CORP                                                                200                               9100
--------------------------------------------------------------------------------------------------------------------------------
CISCO SYS INC                                                                    765937                            1109375
--------------------------------------------------------------------------------------------------------------------------------
CITIGROUP INC                                                                    331245                             759116
--------------------------------------------------------------------------------------------------------------------------------
COCA COLA CO                                                                      21565                             167716
--------------------------------------------------------------------------------------------------------------------------------
COLGATE PALMOLIVE CO                                                                  0                               5400
--------------------------------------------------------------------------------------------------------------------------------
COMPUTER ASSOC INTL INC                                                               0                             335750
--------------------------------------------------------------------------------------------------------------------------------
COMPUTER SCIENCES CORP                                                           167940                             494975
--------------------------------------------------------------------------------------------------------------------------------

Page 3 of 9

                                                                                         FORM 13F

                                                                   Name of Reporting Manager Todd Investment Advisors
------------------------------------------------------------------------------------------------------------------------------------
                                                                                            Investment Discretion
                                Item 2:                   Item 4:      Item 5:       -----------------------------------
                                 Title        Item 3:      Fair       Shares of                 (b) Shared-               Item 7:
           Item 1:                of           CUSIP       Market     Principal                  As Defined  (c) Shared-  Managers
      Name of Issuer             Class        Number       Value       Amount        (a) Sole    in Inst. V   Other      See Inst. V
------------------------------------------------------------------------------------------------------------------------------------
CONCORD EFS INC                             206197105     15462       1644875
------------------------------------------------------------------------------------------------------------------------------------
                                                         244628
------------------------------------------------------------------------------------------------------------------------------------
CONOCOPHILLIPS                              20825C104     47890        893465
------------------------------------------------------------------------------------------------------------------------------------
CONSECO INC                                 208464107         0         10000
------------------------------------------------------------------------------------------------------------------------------------
DEL MONTE FOODS CO                          24522P103       957        128265
------------------------------------------------------------------------------------------------------------------------------------
DELTA AIR LINES INC DEL                     247361108      2406        270370
------------------------------------------------------------------------------------------------------------------------------------
DISNEY WALT CO                              254687106       761         44700
------------------------------------------------------------------------------------------------------------------------------------
DOMINION RES INC VA NEW                     25746U109     34831        629066
------------------------------------------------------------------------------------------------------------------------------------
DOVER CORP                                  260003108       327         13500
------------------------------------------------------------------------------------------------------------------------------------
DOW CHEM CO                                 260543103     16290        590014
------------------------------------------------------------------------------------------------------------------------------------
DU PONT E I DE NEMOURS &                    263534109       666         17142
------------------------------------------------------------------------------------------------------------------------------------
DUKE ENERGY CORP                            264399106     21066       1448818
------------------------------------------------------------------------------------------------------------------------------------
DUKE REALTY CORP                            264411505      3612        133880
------------------------------------------------------------------------------------------------------------------------------------
EMERSON ELEC CO                             291011104     28016        617776
------------------------------------------------------------------------------------------------------------------------------------
ENGELHARD CORP                              292845104      5895        275213
------------------------------------------------------------------------------------------------------------------------------------
EQUITY OFFICE PROPERTIES                    294741103      3930        154425
------------------------------------------------------------------------------------------------------------------------------------
EQUITY RESIDENTIAL                          29476L107      2436        101195
------------------------------------------------------------------------------------------------------------------------------------



                                                                                      (SEC USE ONLY)



--------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Item 8:
                                                                                         Voting Authority (Shares)
                                                                                ------------------------------------------------
          Item 1:
       Name of Issuer                                                           (a) Sole        (b) Shared         (c) None
--------------------------------------------------------------------------------------------------------------------------------
CONCORD EFS INC                                                                  509525                            1135350
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
CONOCOPHILLIPS                                                                   247256                             646209
--------------------------------------------------------------------------------------------------------------------------------
CONSECO INC                                                                           0                              10000
--------------------------------------------------------------------------------------------------------------------------------
DEL MONTE FOODS CO                                                                 1097                             127168
--------------------------------------------------------------------------------------------------------------------------------
DELTA AIR LINES INC DEL                                                            3870                             266500
--------------------------------------------------------------------------------------------------------------------------------
DISNEY WALT CO                                                                    31600                              13100
--------------------------------------------------------------------------------------------------------------------------------
DOMINION RES INC VA NEW                                                          178186                             450880
--------------------------------------------------------------------------------------------------------------------------------
DOVER CORP                                                                            0                              13500
--------------------------------------------------------------------------------------------------------------------------------
DOW CHEM CO                                                                      258687                             331327
--------------------------------------------------------------------------------------------------------------------------------
DU PONT E I DE NEMOURS &                                                          13200                               3942
--------------------------------------------------------------------------------------------------------------------------------
DUKE ENERGY CORP                                                                 484970                             963848
--------------------------------------------------------------------------------------------------------------------------------
DUKE REALTY CORP                                                                 113030                              20850
--------------------------------------------------------------------------------------------------------------------------------
EMERSON ELEC CO                                                                  175421                             442355
--------------------------------------------------------------------------------------------------------------------------------
ENGELHARD CORP                                                                     1613                             273600
--------------------------------------------------------------------------------------------------------------------------------
EQUITY OFFICE PROPERTIES                                                         136498                              17927
--------------------------------------------------------------------------------------------------------------------------------
EQUITY RESIDENTIAL                                                                89545                              11650
--------------------------------------------------------------------------------------------------------------------------------

Page 4 of 9

                                                                                         FORM 13F

                                                                   Name of Reporting Manager Todd Investment Advisors
------------------------------------------------------------------------------------------------------------------------------------
                                                                                            Investment Discretion
                                Item 2:                   Item 4:      Item 5:       -----------------------------------
                                 Title        Item 3:      Fair       Shares of                 (b) Shared-               Item 7:
           Item 1:                of           CUSIP       Market     Principal                  As Defined  (c) Shared-  Managers
      Name of Issuer             Class        Number       Value       Amount        (a) Sole    in Inst. V   Other      See Inst. V
------------------------------------------------------------------------------------------------------------------------------------
EXXON MOBIL CORP                            30231G102      27776       794743
------------------------------------------------------------------------------------------------------------------------------------
FEDERAL NATL MTG ASSN                       313586109      33325       509941
------------------------------------------------------------------------------------------------------------------------------------
                                                          230184
------------------------------------------------------------------------------------------------------------------------------------
FEDERAL REALTY INVT TR                      313747206       5011       165000
------------------------------------------------------------------------------------------------------------------------------------
FIRST INDUSTRIAL REALTY                     32054K103       3901       137735
------------------------------------------------------------------------------------------------------------------------------------
FLEETBOSTON FINL CORP                       339030108      21318       892709
------------------------------------------------------------------------------------------------------------------------------------
FLEXTRONICS INTL LTD                        Y2573F102       2282       261683
------------------------------------------------------------------------------------------------------------------------------------
FORD MTR CO DEL                             345370860       4048       538339
------------------------------------------------------------------------------------------------------------------------------------
GANNETT INC                                 364730101      14861       211000
------------------------------------------------------------------------------------------------------------------------------------
GENERAL ELEC CO                             369604103      52369      2053669
------------------------------------------------------------------------------------------------------------------------------------
HEINZ H J CO                                423074103       8479       290360
------------------------------------------------------------------------------------------------------------------------------------
HEWLETT PACKARD CO                          428236103       7312       470210
------------------------------------------------------------------------------------------------------------------------------------
HOME DEPOT INC                              437076102      21713       891347
------------------------------------------------------------------------------------------------------------------------------------
HONDA MOTOR LTD                             438128308       3499       210765
------------------------------------------------------------------------------------------------------------------------------------
HONEYWELL INTL INC                          438516106        981        45930
------------------------------------------------------------------------------------------------------------------------------------
HSBC HLDGS PLC                              404280406       6837       133750
------------------------------------------------------------------------------------------------------------------------------------
INTEL CORP                                  458140100      18408      1130694
------------------------------------------------------------------------------------------------------------------------------------





                                                                                      (SEC USE ONLY)




--------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Item 8:
                                                                                         Voting Authority (Shares)
                                                                                ------------------------------------------------
          Item 1:
      Name of Issuer                                                            (a) Sole        (b) Shared         (c) None
--------------------------------------------------------------------------------------------------------------------------------
EXXON MOBIL CORP                                                                  35067                             759676
---------------------------------------------------------------------------------------------------------------------------------
FEDERAL NATL MTG ASSN                                                            188191                             321750
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
FEDERAL REALTY INVT TR                                                                0                             165000
--------------------------------------------------------------------------------------------------------------------------------
FIRST INDUSTRIAL REALTY                                                          120835                              16900
--------------------------------------------------------------------------------------------------------------------------------
FLEETBOSTON FINL CORP                                                            376309                             516400
--------------------------------------------------------------------------------------------------------------------------------
FLEXTRONICS INTL LTD                                                             239045                              22638
--------------------------------------------------------------------------------------------------------------------------------
FORD MTR CO DEL                                                                  115183                             423156
--------------------------------------------------------------------------------------------------------------------------------
GANNETT INC                                                                           0                             211000
--------------------------------------------------------------------------------------------------------------------------------
GENERAL ELEC CO                                                                  647057                            1406612
--------------------------------------------------------------------------------------------------------------------------------
HEINZ H J CO                                                                       2760                             287600
--------------------------------------------------------------------------------------------------------------------------------
HEWLETT PACKARD CO                                                                32285                             437925
--------------------------------------------------------------------------------------------------------------------------------
HOME DEPOT INC                                                                   319317                             572030
--------------------------------------------------------------------------------------------------------------------------------
HONDA MOTOR LTD                                                                  207165                               3600
--------------------------------------------------------------------------------------------------------------------------------
HONEYWELL INTL INC                                                                29400                              16530
--------------------------------------------------------------------------------------------------------------------------------
HSBC HLDGS PLC                                                                        0                             133750
--------------------------------------------------------------------------------------------------------------------------------
INTEL CORP                                                                       147719                             982975
--------------------------------------------------------------------------------------------------------------------------------

Page 5 of 9

                                                                                         FORM 13F

                                                                   Name of Reporting Manager Todd Investment Advisors
------------------------------------------------------------------------------------------------------------------------------------
                                                                                            Investment Discretion
                                Item 2:                   Item 4:      Item 5:       -----------------------------------
                                 Title        Item 3:      Fair       Shares of                 (b) Shared-               Item 7:
           Item 1:                of           CUSIP       Market     Principal                  As Defined  (c) Shared-  Managers
      Name of Issuer             Class        Number       Value       Amount        (a) Sole    in Inst. V   Other      See Inst. V
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL BUSINESS M                    459200101       1186        15116
------------------------------------------------------------------------------------------------------------------------------------
INTL PAPER CO                               460146103       5248       155264
------------------------------------------------------------------------------------------------------------------------------------
J P MORGAN CHASE & CO                       46625H100        374        15790
------------------------------------------------------------------------------------------------------------------------------------
                                                          177827
------------------------------------------------------------------------------------------------------------------------------------
JEFFERSON PILOT CORP                        475070108       8056       209355
------------------------------------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON                           478160104      22894       395609
------------------------------------------------------------------------------------------------------------------------------------
KERR MCGEE CORP                             492386107      17441       429482
------------------------------------------------------------------------------------------------------------------------------------
KEYCORP NEW                                 493267108        203         9000
------------------------------------------------------------------------------------------------------------------------------------
KEYSPAN CORP                                49337W100      19438       602734
------------------------------------------------------------------------------------------------------------------------------------
KIMBERLY CLARK CORP                         494368103      54706      1203394
------------------------------------------------------------------------------------------------------------------------------------
LEXMARK INTL CL A                           529771107        824        12315
------------------------------------------------------------------------------------------------------------------------------------
LILLY ELI & CO                              532457108        888        15540
------------------------------------------------------------------------------------------------------------------------------------
LUCENT TECHNOLOGIES INC                     549463107         18        12000
------------------------------------------------------------------------------------------------------------------------------------
MACK CALI RLTY CORP                         554489104       1998        64515
------------------------------------------------------------------------------------------------------------------------------------
MARSH & MCLENNAN COS INC                    571748102        416         9750
------------------------------------------------------------------------------------------------------------------------------------
MBIA INC                                    55262C100       6159       159391
------------------------------------------------------------------------------------------------------------------------------------
MBNA CORP                                   55262L100      34229      2274338
------------------------------------------------------------------------------------------------------------------------------------




                                                                                      (SEC USE ONLY)



--------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Item 8:
                                                                                         Voting Authority (Shares)
                                                                                ------------------------------------------------
          Item 1:
      Name of Issuer                                                            (a) Sole        (b) Shared         (c) None
--------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL BUSINESS M                                                           7100                               8016
--------------------------------------------------------------------------------------------------------------------------------
INTL PAPER CO                                                                         0                             155264
--------------------------------------------------------------------------------------------------------------------------------
J P MORGAN CHASE & CO                                                              8090                               7700
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
JEFFERSON PILOT CORP                                                              57855                             151500
--------------------------------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON                                                                 19215                             376394
--------------------------------------------------------------------------------------------------------------------------------
KERR MCGEE CORP                                                                  108332                             321150
--------------------------------------------------------------------------------------------------------------------------------
KEYCORP NEW                                                                           0                               9000
--------------------------------------------------------------------------------------------------------------------------------
KEYSPAN CORP                                                                     183484                             419250
--------------------------------------------------------------------------------------------------------------------------------
KIMBERLY CLARK CORP                                                              351574                             851820
--------------------------------------------------------------------------------------------------------------------------------
LEXMARK INTL CL A                                                                 12315                                  0
--------------------------------------------------------------------------------------------------------------------------------
LILLY ELI & CO                                                                    10690                               4850
--------------------------------------------------------------------------------------------------------------------------------
LUCENT TECHNOLOGIES INC                                                               0                              12000
--------------------------------------------------------------------------------------------------------------------------------
MACK CALI RLTY CORP                                                               62115                               2400
--------------------------------------------------------------------------------------------------------------------------------
MARSH & MCLENNAN COS INC                                                           1750                               8000
--------------------------------------------------------------------------------------------------------------------------------
MBIA INC                                                                          25129                             134262
--------------------------------------------------------------------------------------------------------------------------------
MBNA CORP                                                                        655598                            1618740
--------------------------------------------------------------------------------------------------------------------------------

Page 6 of 9

                                                                                         FORM 13F

                                                                   Name of Reporting Manager Todd Investment Advisors
------------------------------------------------------------------------------------------------------------------------------------
                                                                                            Investment Discretion
                                Item 2:                   Item 4:      Item 5:       -----------------------------------
                                 Title        Item 3:      Fair       Shares of                 (b) Shared-               Item 7:
           Item 1:                of           CUSIP       Market     Principal                  As Defined  (c) Shared-  Managers
      Name of Issuer             Class        Number       Value       Amount        (a) Sole    in Inst. V   Other      See Inst. V
------------------------------------------------------------------------------------------------------------------------------------
MCDONALDS CORP                              580135101      10142       701365
------------------------------------------------------------------------------------------------------------------------------------
MCKESSON CORP                               58155Q103      14004       561750
------------------------------------------------------------------------------------------------------------------------------------
MELLON FINL CORP                            58551A108        363        17076
------------------------------------------------------------------------------------------------------------------------------------
MERCK & CO INC                              589331107      41010       748626
------------------------------------------------------------------------------------------------------------------------------------
                                                          232789
------------------------------------------------------------------------------------------------------------------------------------
MGIC INVT CORP WIS                          552848103      17092       435245
------------------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP                              594918104      65596      2709458
------------------------------------------------------------------------------------------------------------------------------------
NATIONAL CITY CORP                          635405103       2233        80163
------------------------------------------------------------------------------------------------------------------------------------
NORFOLK SOUTHERN CORP                       655844108        251        13505
------------------------------------------------------------------------------------------------------------------------------------
ORACLE CORP                                 68389X105       3472       320025
------------------------------------------------------------------------------------------------------------------------------------
PEPSICO INC                                 713448108        575        14365
------------------------------------------------------------------------------------------------------------------------------------
PFIZER INC                                  717081103      30032       963806
------------------------------------------------------------------------------------------------------------------------------------
PNC FINL SVCS GROUP INC                     693475105       6692       157898
------------------------------------------------------------------------------------------------------------------------------------
PROCTER & GAMBLE CO                         742718109       1925        21621
------------------------------------------------------------------------------------------------------------------------------------
RAYTHEON CO                                 755111507       7340       258740
------------------------------------------------------------------------------------------------------------------------------------
REGIONS FINL CORP                           758940100      14204       438400
------------------------------------------------------------------------------------------------------------------------------------
REYNOLDS R J TOB HLDGS I                    76182K105        419        13000
------------------------------------------------------------------------------------------------------------------------------------




                                                                                      (SEC USE ONLY)



--------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Item 8:
                                                                                         Voting Authority (Shares)
                                                                                ------------------------------------------------
         Item 1:
      Name of Issuer                                                            (a) Sole        (b) Shared         (c) None
--------------------------------------------------------------------------------------------------------------------------------
MCDONALDS CORP                                                                   200715                             500650
--------------------------------------------------------------------------------------------------------------------------------
MCKESSON CORP                                                                    260870                             300880
--------------------------------------------------------------------------------------------------------------------------------
MELLON FINL CORP                                                                   1000                              16076
--------------------------------------------------------------------------------------------------------------------------------
MERCK & CO INC                                                                   254853                             493773
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
MGIC INVT CORP WIS                                                               216295                             218950
--------------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP                                                                   855378                            1854080
--------------------------------------------------------------------------------------------------------------------------------
NATIONAL CITY CORP                                                                 7865                              72298
--------------------------------------------------------------------------------------------------------------------------------
NORFOLK SOUTHERN CORP                                                              3922                               9583
--------------------------------------------------------------------------------------------------------------------------------
ORACLE CORP                                                                      305950                              14075
--------------------------------------------------------------------------------------------------------------------------------
PEPSICO INC                                                                       13665                                700
--------------------------------------------------------------------------------------------------------------------------------
PFIZER INC                                                                       299706                             664100
--------------------------------------------------------------------------------------------------------------------------------
PNC FINL SVCS GROUP INC                                                          146619                              11279
--------------------------------------------------------------------------------------------------------------------------------
PROCTER & GAMBLE CO                                                                7773                              13848
--------------------------------------------------------------------------------------------------------------------------------
RAYTHEON CO                                                                        2040                             256700
--------------------------------------------------------------------------------------------------------------------------------
REGIONS FINL CORP                                                                  1400                             437000
--------------------------------------------------------------------------------------------------------------------------------
REYNOLDS R J TOB HLDGS I                                                          13000                                  0
--------------------------------------------------------------------------------------------------------------------------------

Page 7 of 9
                                                                                         FORM 13F

                                                                   Name of Reporting Manager Todd Investment Advisors
------------------------------------------------------------------------------------------------------------------------------------
                                                                                            Investment Discretion
                                Item 2:                   Item 4:      Item 5:       -----------------------------------
                                 Title        Item 3:      Fair       Shares of                 (b) Shared-               Item 7:
           Item 1:                of           CUSIP       Market     Principal                  As Defined  (c) Shared-  Managers
      Name of Issuer             Class        Number       Value       Amount        (a) Sole    in Inst. V   Other      See Inst.V
------------------------------------------------------------------------------------------------------------------------------------
ROYAL DUTCH PETE CO                         780257804       5553       136264
-----------------------------------------------------------------------------------------------------------------------------------
S Y BANCORP INC                             785060104        643        17874
-----------------------------------------------------------------------------------------------------------------------------------
SAFEWAY INC                                 786514208      14267       753650
-----------------------------------------------------------------------------------------------------------------------------------
SARA LEE CORP                               803111103        802        42890
-----------------------------------------------------------------------------------------------------------------------------------
SBC COMMUNICATIONS INC                      78387G103      30436      1517262
-----------------------------------------------------------------------------------------------------------------------------------
                                                          201532
-----------------------------------------------------------------------------------------------------------------------------------
SCHERING PLOUGH CORP                        806605101        504        28240
-----------------------------------------------------------------------------------------------------------------------------------
SCHLUMBERGER LTD                            806857108       4440       116820
-----------------------------------------------------------------------------------------------------------------------------------
SIMON PPTY GROUP INC NEW                    828806109       3048        85080
-----------------------------------------------------------------------------------------------------------------------------------
SOUTHERN CO                                 842587107        429        15100
-----------------------------------------------------------------------------------------------------------------------------------
SPRINT CORP                                 852061100        230        19544
-----------------------------------------------------------------------------------------------------------------------------------
STATE STR CORP                              857477103        316        10000
-----------------------------------------------------------------------------------------------------------------------------------
SUNGARD DATA SYS INC                        867363103      17665       829360
-----------------------------------------------------------------------------------------------------------------------------------
TARGET CORP                                 87612E110      52909      1808220
-----------------------------------------------------------------------------------------------------------------------------------
TECO ENERGY INC                             872375100       4339       408205
-----------------------------------------------------------------------------------------------------------------------------------
TEE COMM ELECTRS INC                        87900H100          0        10000
-----------------------------------------------------------------------------------------------------------------------------------
UNION PAC CORP                              907818108      12783       232419
-----------------------------------------------------------------------------------------------------------------------------------




                                                                                      (SEC USE ONLY)



--------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Item 8:
                                                                                         Voting Authority (Shares)
                                                                                ------------------------------------------------
          Item 1:
      Name of Issuer                                                            (a) Sole        (b) Shared         (c) None
--------------------------------------------------------------------------------------------------------------------------------
ROYAL DUTCH PETE CO                                                                1300                             134964
--------------------------------------------------------------------------------------------------------------------------------
S Y BANCORP INC                                                                       0                              17874
--------------------------------------------------------------------------------------------------------------------------------
SAFEWAY INC                                                                      298425                             455225
--------------------------------------------------------------------------------------------------------------------------------
SARA LEE CORP                                                                     10720                              32170
--------------------------------------------------------------------------------------------------------------------------------
SBC COMMUNICATIONS INC                                                           455807                            1061455
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
SCHERING PLOUGH CORP                                                               5540                              22700
--------------------------------------------------------------------------------------------------------------------------------
SCHLUMBERGER LTD                                                                  14820                             102000
--------------------------------------------------------------------------------------------------------------------------------
SIMON PPTY GROUP INC NEW                                                          72830                              12250
--------------------------------------------------------------------------------------------------------------------------------
SOUTHERN CO                                                                        2300                              12800
--------------------------------------------------------------------------------------------------------------------------------
SPRINT CORP                                                                       11170                               8374
--------------------------------------------------------------------------------------------------------------------------------
STATE STR CORP                                                                      625                               9375
--------------------------------------------------------------------------------------------------------------------------------
SUNGARD DATA SYS INC                                                             213460                             615900
--------------------------------------------------------------------------------------------------------------------------------
TARGET CORP                                                                      520370                            1287850
--------------------------------------------------------------------------------------------------------------------------------
TECO ENERGY INC                                                                    1205                             407000
--------------------------------------------------------------------------------------------------------------------------------
TEE COMM ELECTRS INC                                                                  0                              10000
--------------------------------------------------------------------------------------------------------------------------------
UNION PAC CORP                                                                   100519                             131900
--------------------------------------------------------------------------------------------------------------------------------

Page 8 of 9
                                                                                         FORM 13F

                                                                   Name of Reporting Manager Todd Investment Advisors
------------------------------------------------------------------------------------------------------------------------------------
                                                                                            Investment Discretion
                                Item 2:                   Item 4:      Item 5:       -----------------------------------
                                 Title        Item 3:      Fair       Shares of                 (b) Shared-               Item 7:
           Item 1:                of           CUSIP       Market     Principal                  As Defined  (c) Shared-  Managers
      Name of Issuer             Class        Number       Value       Amount        (a) Sole    in Inst. V   Other      See Inst. V
------------------------------------------------------------------------------------------------------------------------------------
UNITED TECHNOLOGIES CORP                    913017109      51523       891708
------------------------------------------------------------------------------------------------------------------------------------
UNOCAL CORP                                 915289102      14779       561735
------------------------------------------------------------------------------------------------------------------------------------
US BANCORP DEL                              902973304        726        38240
------------------------------------------------------------------------------------------------------------------------------------
UST INC                                     902911106       1048        37986
------------------------------------------------------------------------------------------------------------------------------------
VERIZON COMMUNICATIONS                      92343V104      50093      1417050
------------------------------------------------------------------------------------------------------------------------------------
WACHOVIA CORP 2ND NEW                       929903102      31056       911530
------------------------------------------------------------------------------------------------------------------------------------
                                                          245888
------------------------------------------------------------------------------------------------------------------------------------
WAL MART STORES INC                         931142103       1207        23195
------------------------------------------------------------------------------------------------------------------------------------
WALGREEN CO                                 931422109        538        18260
------------------------------------------------------------------------------------------------------------------------------------
WASHINGTON MUT INC                          939322103       2012        57050
------------------------------------------------------------------------------------------------------------------------------------
WELLPOINT HEALTH NETWORK                    94973H108      59438       774439
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO & CO NEW                        949746101      33670       748387
------------------------------------------------------------------------------------------------------------------------------------
WYETH                                       983024100        556        14695
------------------------------------------------------------------------------------------------------------------------------------
XCEL ENERGY INC                             98389B100        651        50800
------------------------------------------------------------------------------------------------------------------------------------
                                                           98072
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                         COMPANY TOTAL   1597752
------------------------------------------------------------------------------------------------------------------------------------






                                                                                      (SEC USE ONLY)



--------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Item 8:
                                                                                         Voting Authority (Shares)
                                                                                ------------------------------------------------
           Item 1:
      Name of Issuer                                                            (a) Sole        (b) Shared         (c) None
--------------------------------------------------------------------------------------------------------------------------------
UNITED TECHNOLOGIES CORP                                                         256808                             634900
--------------------------------------------------------------------------------------------------------------------------------
UNOCAL CORP                                                                      172585                             389150
--------------------------------------------------------------------------------------------------------------------------------
US BANCORP DEL                                                                    22940                              15300
--------------------------------------------------------------------------------------------------------------------------------
UST INC                                                                           19986                              18000
--------------------------------------------------------------------------------------------------------------------------------
VERIZON COMMUNICATIONS                                                           364199                            1052851
--------------------------------------------------------------------------------------------------------------------------------
WACHOVIA CORP 2ND NEW                                                            116600                             794930
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
WAL MART STORES INC                                                               11995                              11200
--------------------------------------------------------------------------------------------------------------------------------
WALGREEN CO                                                                        4600                              13660
--------------------------------------------------------------------------------------------------------------------------------
WASHINGTON MUT INC                                                                55450                               1600
--------------------------------------------------------------------------------------------------------------------------------
WELLPOINT HEALTH NETWORK                                                         210539                             563900
--------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO & CO NEW                                                             250987                             497400
--------------------------------------------------------------------------------------------------------------------------------
WYETH                                                                              2615                              12080
--------------------------------------------------------------------------------------------------------------------------------
XCEL ENERGY INC                                                                   50800                                  0
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                         COMPANY TOTAL
--------------------------------------------------------------------------------------------------------------------------------

Page 9 of 9

                                                                                         FORM 13F

                                                                   Name of Reporting Manager Todd Investment Advisors
------------------------------------------------------------------------------------------------------------------------------------
                                                                                            Investment Discretion
                                Item 2:                   Item 4:      Item 5:       -----------------------------------
                                 Title        Item 3:      Fair       Shares of                 (b) Shared-               Item 7:
           Item 1:                of           CUSIP       Market     Principal                  As Defined  (c) Shared-  Managers
      Name of Issuer             Class        Number       Value       Amount        (a) Sole    in Inst. V   Other      See Inst. V
------------------------------------------------------------------------------------------------------------------------------------





                                                                                      (SEC USE ONLY)





--------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Item 8:
                                                                                         Voting Authority (Shares)
                                                                                ------------------------------------------------
           Item 1:
      Name of Issuer                                                            (a) Sole        (b) Shared         (c) None
--------------------------------------------------------------------------------------------------------------------------------